Employee Benefits (Sensitivity Analysis) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Actuarial assumptions [Line Items]
Defined benefit obligation	$ 1,068	$ 934
Discount rate [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(37)
Discount rate [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(18)
Discount rate [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	19
Discount rate [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	37
Salary increase [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	24
Salary increase [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	12
Salary increase [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(13)
Salary increase [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(25)
Mortality table [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(22)
Mortality table [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(11)
Mortality table [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	10
Mortality table [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	$ 21